Financial Instruments and Financial Risk Management - Summary of Impact to Income or Loss and Other Comprehensive Income (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Finance (Loss) Income
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Derivative financial instruments measured at fair value through income or loss	$ (488)
Finance (Loss) Income | Interest Rate Derivatives
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Derivative financial instruments measured at fair value through income or loss	(488)
Other Comprehensive (Loss) Income
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Derivative financial instruments measured at fair value through other comprehensive income	488
Other Comprehensive (Loss) Income | Interest Rate Derivatives
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Derivative financial instruments measured at fair value through other comprehensive income	$ 488